Provisions (Details) - Schedule of analysis of total provisions - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Total Provisions [Abstract]
Current	$ 68,510	$ 88,469
Non-current	$ 63,947	$ 61,057